UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
  (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2018 (Unaudited)

	Number		Fair
	of Shares		Value
Long-Term Investments — 75.2%
Common Stocks — 41.1%

Basic Materials — 4.6%
Chemicals — 4.6%
Linde AG f	500		$100,282
MPM Holdings Inc. (a)	34,576		921,450
			1,021,732
Mining — 0.0%
Ahtium PLC (a) f*^	123,845,509		0
Sacre-Coeur Minerals Ltd. (a) f*^	109,444		0
			0
Total Basic Materials (Cost $2,505,011)			1,021,732

Communications — 5.3%
Internet — 1.8%
30DC Inc. (a)●	50,000		165
comScore Inc. (a)	17,000		409,190
			409,355
Media — 0.7%
DISH Network Corp. (a)	4,000		151,560
Telecommunications — 2.8%
GCI Liberty Inc. (a)**	9,000		475,740
NII Holdings Inc. (a)	64,529		136,156
			611,896
Total Communications (Cost $1,859,783)			1,172,811

Consumer, Cyclical — 1.7%
Auto Parts & Equipment — 0.1%
Exide Technologies (a)^	5,926		15,000
			15,000
Distribution/Wholesale — 0.7%
Medion AG f	8,011		155,743
Housewares — 0.5%
Newell Brands Inc. (b)	4,500		114,660
Retail — 0.4%
Signet Jewelers Ltd. (b) f	2,500		96,300
Total Consumer, Cyclical (Cost $1,031,443)			381,703

Consumer, Non-cyclical — 10.3%
Agriculture — 0.0%
Black Earth Farming Ltd. (a) f*^	240,000		891
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	3,000		215,040
Food — 3.1%
The Hershey Co. (b)	2,000		197,920
The Kraft Heinz Co.**	8,000		498,320
			696,240
Healthcare-Products — 2.0%
NuVasive Inc. (a)(b)	4,000		208,840
Strategic Environment Inc. (a)^	43,000		13,558
Zimmer Biomet Holdings Inc. **	2,000		218,080
			440,478
Healthcare-Services — 1.4%
Brookdale Senior Living Inc. (a)	44,650		299,601
Household Products & Wares — 1.0%
Kimberly-Clark Corp. (b)	2,000		220,260
Pharmaceuticals — 1.8%
INYX Inc. (a)●	167,850		294
McKesson Europe AG f	11,796		388,986
			389,280
Total Consumer, Non-cyclical (Cost $2,827,581)			2,261,790

Diversified — 0.0%
Holding Companies — 0.0%
Stoneleigh Partners Acquisition Corp. (a)*^	400		0
Total Diversified (Cost $0)			0

Energy — 2.3%
Oil & Gas — 2.3%
Alta Mesa Resources Inc. (a)	22,800		182,400
Dommo Energia SA f●	551		22,856
Ocean Rig UDW Inc. (a) f	12,178		307,251
			512,507
Total Energy (Cost $1,144,846)			512,507

Financial — 7.0%
Diversified Financial Services — 0.6%
Guoco Group Ltd. f	10,000		132,260
Insurance — 0.5%
FGL Holdings (a) f	11,400		115,710
Real Estate — 5.9%
CA Immobilien Anlagen AG (a) f	38,800		1,295,705
Safeway Property Development Center LLC CVR (a)*^	47,000		0
			1,295,705
Total Financial (Cost $890,157)			1,543,675

Industrial — 6.0%
Electronics — 6.0%
IEC Electronics Corp. (a)	293,656		1,319,632
Total Industrial (Cost $1,263,275)			1,319,632

Technology — 3.0%
Computers — 3.0%
Computer Horizons Corp. (a)*^	65,000		0
Dell Technologies Inc. Cl V (a)	9,000		658,890
			658,890
Total Technology (Cost $661,725)			658,890

Utilities — 0.9%
Electric — 0.9%
Dominion Energy Inc. (b)	3,000		202,290
Total Utilities (Cost $203,550)			202,290

Escrow Shares - 0.0%
Exide Technologies (a)*^	1,777		0
Petrocorp Inc. (a)*^	200		0
Total Escrow Shares (Cost $1,687)			0
Total Common Stocks
(Cost $12,389,058)			9,075,030

Closed-End Mutual Fund — 10.1%

Altaba Inc. (a)**	30,000		2,221,200
Total Closed-End Mutual Fund
(Cost $1,601,700)			2,221,200

Preferred Stocks — 2.0%

Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., Convertible Series A, 12.500%, Perpetual (a)*▲●	3		1
Total Energy (Cost $17)			1

Financial — 2.0%
Insurance — 0.1%
MBIA Insurance Corp., 4.707%, Perpetual (a)*#^	10		20,000
Mortgage Agencies — 1.9%
Federal Home Loan Mortgage Corp., Series F, 5.000%, Perpetual (a)	4,500		37,125
Federal Home Loan Mortgage Corp., Series M, 0.000%, Perpetual (a)	9,500		80,655
Federal Home Loan Mortgage Corp., Series Q, 0.000%, Perpetual (a)▲	1,000		8,250
Federal Home Loan Mortgage Corp., Series S, 0.000%, Perpetual (a)▲●	25,000		200,375
Federal Home Loan Mortgage Corp., Series V, 5.570%, Perpetual (a)	8,300		37,765
Federal Home Loan Mortgage Corp., Series W, 5.660%, Perpetual (a)●	2,674		12,033
Federal Home Loan Mortgage Corp., Series X, 6.020%, Perpetual (a)	10,000		45,400
			421,603
Total Financial (Cost $1,099,271)			441,603
Total Preferred Stocks
(Cost $1,099,288)			441,604

Real Estate Investment Trust — 0.3%
New York REIT Inc. (b)	3,300		70,983
Total Real Estate Investment Trust
(Cost $142,025)			70,983

Structured Note — 5.4%
Heineken Holding NV, Structured Note, Expiration 3/11/2019 (a)●	212		1,196,316
Total Structured Note
(Cost $1,217,516)			1,196,316

Warrants — 0.1%

Energy — 0.1%
Oil, Gas & Coal — 0.1%
Alta Mesa Resources Inc.,
Expiration: February, 2023 (a)	7,600		11,780
Financial — 0.0%
Insurance — 0.0%
FGL Holdings,
Expiration: December, 2022 (a) f	5,700		10,260
Total Warrants
(Cost $26,053)			22,040

	Par
	Value
Asset Backed Securities — 0.9%
AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 2.662% (1 Month LIBOR USD + 0.790%), 06/25/2030 ▲●	$6,666		5,856
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 2.577% (1 Month LIBOR USD + 0.710%), 02/25/2035 ▲●	168,105		160,864
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 2.192% (1 Month LIBOR USD + 0.320%), 06/25/2047+▲●	763,196		22,484
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 2.137% (1 Month LIBOR USD + 0.240%), 04/15/2035 ▲●	12,633		11,609
			200,813
Total Asset Backed Securities
(Cost $190,227)			200,813

Convertible Bond — 2.5%

Financial — 2.5%
Banks — 2.5%
BNP Paribas Fortis SA, 1.672% (3 Month EURIBOR + 2.000%), Perpetual f▲●	€500,000		556,779
Total Financial (Cost $558,848)			556,779
Total Convertible Bond
(Cost $558,848)			556,779

Corporate Bonds — 9.5%

Communications — 1.4%
Media — 1.4%
iHeartCommunications Inc., 9.000%, 03/01/2021+●	$58,000		45,602
iHeartCommunications Inc., 11.250%, 03/01/2021+●	226,000		177,410
iHeartCommunications Inc., 9.000%, 09/15/2022+●	100,000		78,500
			301,512
Total Communications (Cost $310,482)			301,512

Consumer, Cyclical — 4.3%
Auto Parts & Equipment — 2.5%
Exide Technologies, 8.625%, 02/12/2018 *+^	1,000,000		0
Exide Technologies, 11.000% Cash or PIK, 04/30/2022 *#●	476,515		433,629
Exide Technologies, 7.000% Cash or PIK, 04/30/2025 ●	176,975		120,343
			553,972
Retail — 1.8%
The Neiman Marcus Group LLC, 7.125%, 06/01/2028 (b)●	500,000		400,000
Total Consumer, Cyclical (Cost $1,025,536)			953,972

Energy — 0.6%
Oil & Gas — 0.6%
OGX Austria GMBH, 8.500%, 06/01/2018 f*+●	3,500,000		35
Seadrill Ltd., 5.625%, 09/15/2017 f+#●	550,000		132,000
			132,035
Total Energy (Cost $206,966)			132,035

Financial — 3.2%
Diversified Financial Services — 3.2%
Hellas Telecommunications Luxembourg II SCA, 0.000%, 01/15/2015 f*+#^	5,000,000		6,250
Lehman Brothers Holdings Inc., 7.000%, 01/28/2020+●	100,000		3,875
Lehman Brothers Holdings Inc., 5.500%, 02/27/2020+●	100,000		3,875
Lehman Brothers Holdings Inc., 8.250%, 09/23/2020+●	100,000		3,875
Lehman Brothers Holdings Inc., 8.750%, 02/14/2023+●	200,000		7,750
Lehman Brothers Holdings Inc., 4.550%, 12/29/2099+●	110,000		4,400
Lehman Brothers Holdings Inc., 5.320%, 12/29/2099+●	130,000		5,038
Twin Reefs Pass-Through Trust, 0.000%, Perpetual*+#^	1,000,000		680,000
			715,063
Venture Capital — 0.0%
Infinity Capital Group, 7.000%, 12/31/2049 (a)*+^	25,000		0
Total Financial (Cost $610,000)			715,063
Total Corporate Bonds
(Cost $2,152,984)			2,102,582

Escrow Notes — 0.0%
Mirant Corp.*+^	20,000		0
NewPage Corp.*+^	300,000		0
			0
Total Escrow Notes
(Cost $196,569)			0

Mortgage Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.
Class IG, Series 3756, 4.000%, 11/15/2037 ●	123,408		628
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.740%, 06/25/2035 ~●	545,311		86,569
			87,197
Total Mortgage Backed Securities
(Cost $517,436)			87,197

Municipal Bonds — 2.9%
Puerto Rico Public Buildings Authority, Series C, 5.750%, 07/01/2019+^	40,000		16,700
Puerto Rico Public Buildings Authority, Series D, 5.250%, 07/01/2036+^	50,000		20,875
Puerto Rico Public Buildings Authority, Series N, 5.500%, 07/01/2027+^	55,000		22,962
Puerto Rico Public Buildings Authority, Series N, 5.000%, 07/01/2037+^	410,000		171,175
Puerto Rico Public Buildings Authority, Series U, 5.000%, 07/01/2018+^	50,000		20,875
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series D, 4.850%, 08/01/2036+●	215,000		118,250
University of Puerto Rico, Series P, 5.000%, 06/01/2018●	100,000		89,250
University of Puerto Rico, Series P, 5.000%, 06/01/2019●	85,000		59,712
University of Puerto Rico, Series P, 5.000%, 06/01/2020●	30,000		20,325
University of Puerto Rico, Series P, 5.000%, 06/01/2024●	25,000		16,887
University of Puerto Rico, Series P, 5.000%, 06/01/2026●	10,000		6,755
University of Puerto Rico, Series P, 5.000%, 06/01/2030●	25,000		16,888
University of Puerto Rico, Series Q, 5.000%, 06/01/2021●	15,000		10,133
University of Puerto Rico, Series Q, 5.000%, 06/01/2030●	25,000		16,888
University of Puerto Rico, Series Q, 5.000%, 06/01/2036●	30,000		20,265
			627,940
Total Municipal Bonds
(Cost $536,010)			627,940
Total Long-Term Investments
(Cost $20,627,714)			16,602,484

	Number
	of Contracts
	(100 Shares	Notional	Fair
	Per Contract)	Amount	Value
Purchased Options — 1.6%

Call Options — 1.1%
CDK Global Inc., Expiration: May, 2018
Exercise Price: $65.00	22	$139,348	3,960
Colgate-Palmolive Co., Expiration: August, 2018
Exercise Price: $75.00	250	1,792,000	51,000
The Hain Celestial Group Inc., Expiration: May, 2018
Exercise Price: $38.00●	400	1,282,800	13,000
The Kraft Heinz Co., Expiration: July, 2018
Exercise Price: $62.50	150	934,350	46,800
Newell Brands Inc., Expiration: January, 2019
Exercise Price: $28.00	160	407,680	41,600
The Procter & Gamble Co., Expiration: September, 2018
Exercise Price: $92.50●	250	1,982,000	9,375
The Procter & Gamble Co., Expiration: July, 2018
Exercise Price: $82.50	250	1,982,000	39,500
QUALCOMM Inc., Expiration: October, 2018
Exercise Price: $60.00●	100	554,100	32,900
Total Call Options (Cost $450,280)			238,135

Put Options — 0.5%
CurrencyShares Euro Trust, Expiration: June, 2018
Exercise Price: $120.00	200	2,366,600	43,000
Dell Technologies Inc. Cl V, Expiration: October, 2018
Exercise Price: $75.00●	60	439,260	54,900
VMware Inc. Expiration: April, 2018
Exercise Price: $120.00	30	363,810	14,190
Total Put Options (Cost $140,064)			112,090
Total Purchased Options
(Cost $590,344)			350,225

	Par
	Value
Bank Deposit Account — 12.0%
U.S. Bank N.A., 0.30%	$2,651,967		2,651,967
Total Bank Deposit Account
(Cost $2,651,967)			2,651,967
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 6.7%
Mount Vernon Liquid Assets Portfolio LLC, 1.89% (c)(d)	1,475,950		1,475,950
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 1,475,950)			1,475,950
Total Investments
(Cost $25,345,975) — 95.5%			21,080,626
Other Assets in Excess of Liabilities, Net 4.5%			997,475
Total Net Assets — 100.0%			$22,078,101

	Number
Schedule of Securities Sold Short (a)	of Shares
Common Stocks

Communications — 8.6%
Internet —6.9%
Alibaba Group Holding Ltd. - ADR (a) f	8,310	1,525,217
Media —1.7%
Liberty Broadband Corp. Cl C (a)	4,452	381,492
Total Common Stocks		1,906,709
Total Securities Sold Short (Proceeds $1,372,726)		$1,906,709

	Number
	of Contracts
	(100 Shares	Notional	Fair
	Per Contract)	Amount	Value
Written Options

Call Options
CDK Global Inc., Expiration: April, 2018
Exercise Price: $65.00	22	(139,348)	$2,090
Colgate-Palmolive Co., Expiration: August, 2018
Exercise Price: $80.00	250	(1,792,000)	22,750
CurrencyShares Euro Trust, Expiration: June, 2018
Exercise Price: $120.00	200	(2,366,600)	20,000
Dell Technologies Inc. Cl V, Expiration: October, 2018
Exercise Price: $90.00●	60	(439,260)	21,000
The Hain Celestial Group Inc., Expiration: May, 2018
Exercise Price: $41.00	400	(1,282,800)	4,000
The Kraft Heinz Co., Expiration: July, 2018
Exercise Price: $67.50	150	(934,350)	19,500
QUALCOMM Inc., Expiration: April, 2018
Exercise Price: $60.00	100	(554,100)	7,300
VMware Inc., Expiration: April, 2018
Exercise Price: $120.00	30	(363,810)	18,000
Total Call Options (Premiums Received $233,244)			114,640
Put Options
Dell Technologies Inc. Cl V, Expiration: October, 2018
Exercise Price: $60.00●	60	(439,260)	17,550
QUALCOMM Inc., Expiration: April, 2018
Exercise Price: $55.00	40	(221,640)	7,920
Total Put Options (Premiums Received $15,500)			25,470
Total Written Options (Premiums Received $248,744)			$140,110

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $1,451,852. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	Rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
ƒ	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $1,140,806, representing 5.2% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#
Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,271,879 representing 5.8% of net assets.

▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
~	Variable rate security. The coupon is based on an underlying pool of loans.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $988,286 representing 4.5% of net assets and Level 3 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2018 (Unaudited)
	Number	Fair
	of Shares	Value
Long-Term Investments — 84.4%
Common Stocks — 53.1%

Basic Materials — 1.7%
Chemicals — 1.7%
The Mosaic Co.	1,800	$43,704
Total Basic Materials (Cost $48,858)		43,704

Communications — 6.7%
Media — 3.2%
Twenty-First Century Fox Inc. Cl B	2,220	80,741
Telecommunications — 3.5%
AT&T Inc.	2,520	89,838
Total Communications (Cost $168,973)		170,579

Consumer, Cyclical — 3.1%
Airlines — 0.6%
AMR Corp. Escrow (a)*^	7,600	15,352
Auto Manufacturers — 2.5%
General Motors Co.	1,800	65,412
Total Consumer, Cyclical (Cost $64,885)		80,764

Consumer, Non-cyclical — 5.7%
Beverages — 3.0%
Molson Coors Brewing Co.	1,020	76,837
Commercial Services — 0.9%
Macquarie Infrastructure Corp.	600	22,158
Food — 1.8%
Nestle SA f	600	47,430
Total Consumer, Non-cyclical (Cost $187,787)		146,425

Diversified — 1.4%
Holding Companies — 1.4%
CK Hutchison Holdings Ltd. f	3,000	35,970
Total Diversified (Cost $36,027)		35,970

Energy — 19.7%
Energy-Alternate Sources — 4.1%
Enviva Partners LP	1,837	50,334
Pattern Energy Group Inc.	3,132	54,152
		104,486
Pipelines — 15.6%
Andeavor Logistics LP	381	17,073
Cheniere Energy Partners LP	737	21,447
Crestwood Equity Partners LP	3,600	92,160
Enbridge Inc. f	499	15,704
Enterprise Products Partners LP	835	20,441
Magellan Midstream Partners LP	313	18,264
MPLX LP	588	19,427
ONEOK Inc.	2,899	165,011
Plains All American Pipeline LP	663	14,606
Western Gas Partners LP	369	15,745
		399,878
Total Energy (Cost $532,506)		504,364

Financial — 2.4%
Insurance — 2.4%
Aflac Inc.	1,380	60,389
Total Financial (Cost $58,489)		60,389

Technology — 11.1%
Computers — 6.4%
Dell Technologies Inc. Cl V (a)	2,250	164,722
Software — 4.7%
Microsoft Corp.	1,320	120,476
Total Technology (Cost $279,054)		285,198

Utilities — 1.3%
Electric — 1.3%
NRG Yield Inc. Cl C	2,025	34,425
Total Utilities (Cost $38,738)		34,425
Total Common Stocks
Cost ($1,415,317)		1,361,818

Closed-End Mutual Fund — 1.7%
FS Investment Corp.	6,000	43,500
Total Closed-End Mutual Fund
Cost ($45,883)		43,500

Exchange Traded Funds — 5.5%
iShares MSCI Mexico ETF	600	30,912
iShares MSCI United Kingdom ETF	2,130	74,018
iShares Silver Trust (a)	2,400	36,984
Total Exchange Traded Funds
Cost ($138,993)		141,914

Preferred Stocks — 5.9%

Consumer, Cyclical — 1.9%
Auto Manufacturers — 1.9%
Porsche Automobil Holding SE - ADR f	6,000	49,680
Total Consumer, Cyclical (Cost $31,519)		49,680

Industrial — 4.0%
Transportation — 4.0%
Scorpio Tankers Inc., 8.25% f	429	10,613
Seaspan Corp., 6.375% f	3,600	91,584
		102,197
Total Industrial (Cost $102,458)		102,197
Total Preferred Stocks
Cost ($133,977)		151,877

Real Estate Investment Trusts — 9.7%
Digital Realty Trust Inc.	446	46,999
Independence Realty Trust Inc.	4,200	38,556
Lamar Advertising Co.	553	35,204
MGM Growth Properties LLC	1,500	39,810
Starwood Property Trust Inc.	4,129	86,503
		247,072
Total Real Estate Investment Trusts
Cost ($239,902)		247,072

	Par
	Value
Corporate Bonds — 8.5%

Consumer, Cyclical — 0.2%
Retail — 0.2%
Toys R Us Inc., 7.375%, 10/15/2018 +●	$66,000	6,352
Total Consumer, Cyclical (Cost $65,792)		6,352

Financial — 8.3%
Banks — 8.3%
Bank of Montreal, 2.382% (3 Month LIBOR USD + 0.610%), 07/31/2018 f▲●	70,000	70,084
The Goldman Sachs Group Inc., 2.904% (3 Month LIBOR USD + 1.160%), 04/23/2020 ▲●	70,000	70,980
Wells Fargo & Co., 3.045% (3 Month LIBOR USD + 1.010%), 12/07/2020 ▲●	70,000	70,840
		211,904
Total Financial (Cost $211,062)		211,904
Total Corporate Bonds
Cost ($276,854)		218,256

Mortgage Backed Security — 0.0%
Federal Home Loan Mortgage Corp., Class IG, Series 3756, 4.000%, 11/15/2037●	108,253	551
Total Mortgage Backed Security
Cost ($13,244)		551
Total Long-Term Investments
Cost ($2,264,170)		2,164,988

	Number of
	Shares
Short-Term Investments — 15.7%

Money Markt Fund— 15.7%
First American Government Obligations Fund, Cl X, 1.55%	401,432	401,432
Total Short-Term Investments
Cost ($401,432)		401,432
Total Investments
(Cost $2,665,602) — 100.1%		2,566,420
Liabilities in Excess of Other Assets, Net (0.1)%		(2,497)
Total Net Assets — 100.0%		$2,563,923

ADR	- American Depositary Receipt
(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $15,352, representing
0.6% of net assets.
+	Defaulted bond.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $15,352, representing
0.6% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2018 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 87.9%

Basic Materials — 5.5%
Chemicals — 1.9%
Westlake Chemical Corp.	1,000	$111,150
Iron & Steel — 3.6%
Reliance Steel & Aluminum Co.	1,400	120,036
Steel Dynamics Inc.	2,000	88,440
		208,476
Total Basic Materials (Cost $211,704)		319,626

Consumer, Cyclical — 15.4%
Auto Manufacturers — 2.1%
PACCAR Inc.	1,866	123,473
Auto Parts & Equipment — 4.1%
The Goodyear Tire & Rubber Co.	3,427	91,089
Lear Corp.	809	150,547
		241,636
Home Furnishings — 1.0%
Whirlpool Corp.	372	56,957
Leisure Time — 3.9%
Brunswick Corp.	2,205	130,955
Norwegian Cruise Line Holdings Ltd. (a)f	1,828	96,829
		227,784
Retail — 1.5%
Casey's General Stores Inc.	775	85,072
Textiles — 1.1%
Mohawk Industries Inc. (a)	271	62,932
Toys/Games & Hobbies — 1.7%
Hasbro Inc.	1,165	98,209
Total Consumer, Cyclical (Cost $791,643)		896,063

Consumer, Non-cyclical — 8.9%
Biotechnology — 1.2%
United Therapeutics Corp. (a)	619	69,551
Commercial Services — 0.6%
Macquarie Infrastructure Corp.	1,000	36,930
Food — 3.1%
Ingredion Inc.	822	105,972
US Foods Holding Corp. (a)	2,310	75,699
		181,671
Healthcare-Products — 1.9%
STERIS PLC f	1,158	108,111
Healthcare-Services — 2.1%
Centene Corp. (a)	1,142	122,045
Total Consumer, Non-cyclical (Cost $449,234)		518,308

Energy — 9.8%
Energy-Alternate Sources — 1.2%
Enviva Partners LP	2,531	69,349
Oil & Gas — 4.9%
Andeavor	1,051	105,689
Concho Resources Inc. (a)	879	132,140
Newfield Exploration Co. (a)	1,976	48,254
		286,083
Oil & Gas Services — 1.0%
RPC Inc.	3,356	60,509
Pipelines — 2.7%
Crestwood Equity Partners LP	6,000	153,600
Total Energy (Cost $522,055)		569,541

Financial — 19.8%
Banks — 10.0%
Bank of the Ozarks Inc.	2,349	113,386
East West Bancorp Inc.	2,829	176,926
Huntington Bancshares Inc.	10,650	160,815
PacWest Bancorp	2,579	127,738
		578,865
Diversified Financial Services — 2.2%
T. Rowe Price Group Inc.	1,184	127,836
Insurance — 7.6%
Lincoln National Corp.	1,585	115,800
Reinsurance Group of America Inc. Cl A	1,139	175,406
Torchmark Corp.	1,803	151,759
		442,965
Total Financial (Cost $737,634)		1,149,666

Industrial — 18.8%
Aerospace & Defense — 2.6%
Teledyne Technologies Inc. (a)	800	149,736
Building Materials — 2.3%
Eagle Materials Inc.	1,279	131,801
Electronics — 3.5%
Avnet Inc.	2,214	92,457
Trimble Inc. (a)	3,007	107,891
		200,348
Hand & Machine Tools — 2.1%
Snap-on Inc.	833	122,901
Machinery-Diversified — 2.5%
Roper Technologies Inc.	522	146,520
Miscellaneous Manufacturing — 1.4%
Carlisle Cos. Inc.	769	80,291
Transportation — 4.4%
Kirby Corp. (a)	1,600	123,120
Old Dominion Freight Line Inc.	919	135,065
		258,185
Total Industrial (Cost $818,752)		1,089,782

Technology — 6.0%
Semiconductors — 4.7%
Marvell Technology Group Ltd. f	5,583	117,243
ON Semiconductor Corp. (a)	3,750	91,725
Skyworks Solutions Inc.	650	65,169
		274,137
Software — 1.3%
Akamai Technologies Inc. (a)	1,059	75,168
Total Technology (Cost $285,401)		349,305

Utilities — 3.7%
Electric — 1.5%
CenterPoint Energy Inc.	10	274
NRG Yield Inc.	5,062	86,054
		86,328
Water — 2.2%
Aqua America Inc.	3,848	131,063
Total Utilities (Cost $220,482)		217,391
Total Common Stocks
(Cost $4,036,905)		5,109,682

Closed-End Mutual Fund — 1.2%
FS Investment Corp.	10,000	72,500
Total Closed-End Mutual Fund
(Cost $74,582)		72,500

Real Estate Investment Trusts — 8.9%
CyrusOne Inc.	2,147	109,948
Independence Realty Trust Inc.	10,000	91,800
Starwood Property Trust Inc.	4,588	96,119
Sun Communities Inc.	1,361	124,354
WP Carey Inc.	1,500	92,985
		515,206
Total Real Estate Investment Trusts
(Cost $475,429)		515,206
Total Long-Term Investments
(Cost $4,586,916)		5,697,388

Short-Term Investments — 2.0%
Money Market Fund — 2.0%
First American Government Obligations Fund, Cl X, 1.55% †	116,634	116,634
Total Short-Term Investments
(Cost $116,634)		116,634
Total Investments
(Cost $4,703,550) — 100.0%		5,814,022
Liabilities in Excess of Other Assets, Net (0.0)%		(3,171)
Total Net Assets — 100.0%		$5,810,851

(a)	Non-income producing security.
f	Foreign issued security.
†	The rate quoted is the annualized 7 day yield as of March 31, 2018.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2018 (Unaudited)
	Number	Fair
	of Shares	Value
Long-Term Investments — 93.7%
Common Stocks — 79.6%

Basic Materials — 2.3%
Chemicals — 1.2%
AdvanSix Inc. (a)	3,462	$120,408
CSW Industrials Inc. (a)	1,487	66,989
Koppers Holdings Inc. (a)	1,366	56,143
		243,540
Forest Products & Paper — 0.8%
Mercer International Inc.	12,965	161,414
Mining — 0.3%
Taseko Mines Ltd. (a) f	55,790	64,159
Total Basic Materials (Cost $497,879)		469,113

Communications — 4.2%
Internet — 1.8%
DHI Group Inc. (a)	41,639	66,623
Quarterhill Inc. f	44,360	64,322
The Trade Desk Inc. (a)	1,500	74,430
Web.com Group Inc. (a)	3,562	64,472
Zix Corp. (a)	20,805	88,837
		358,684
Media — 2.4%
Gannett Co. Inc.	9,332	93,133
John Wiley & Sons Inc.	2,764	176,067
News Corp. Cl A	14,405	227,599
		496,799
Total Communications (Cost $1,088,846)		855,483

Consumer, Cyclical — 9.3%
Apparel — 0.2%
Michael Kors Holdings Ltd. (a) f	613	38,055
Auto Parts & Equipment — 4.0%
Commercial Vehicle Group Inc. (a)	10,039	77,802
Dana Inc.	5,330	137,301
Lear Corp.	1,400	260,526
Miller Industries Inc.	1,478	36,950
Tenneco Inc.	4,886	268,095
Tower International Inc.	1,507	41,819
		822,493
Distribution/Wholesale — 0.3%
H&E Equipment Services Inc.	1,924	74,055
Home Builders — 1.3%
M/I Homes Inc. (a)	8,300	264,355
Leisure Time — 1.2%
MCBC Holdings Inc. (a)	9,627	242,600
Office Furnishings — 0.7%
Interface Inc.	5,610	141,372
Retail — 1.6%
Citi Trends Inc.	3,759	116,191
Haverty Furniture Cos Inc.	3,480	70,122
Rush Enterprises Inc. (a)	3,239	137,625
		323,938
Total Consumer, Cyclical (Cost $1,691,107)		1,906,868

Consumer, Non-cyclical — 16.0%
Agriculture — 0.8%
Phibro Animal Health Corp.	4,169	165,509
Biotechnology — 3.7%
CytomX Therapeutics Inc. (a)	3,585	101,993
Exelixis Inc. (a)	3,308	73,272
Innoviva Inc. (a)	13,006	216,810
MEI Pharma Inc. (a)	636	1,317
OvaScience Inc. (a)	48,969	39,714
Retrophin Inc. (a)	4,189	93,666
RTI Surgical Inc. (a)	15,969	73,457
Vericel Corp. (a)	16,330	162,484
		762,713
Commercial Services — 5.4%
Colliers International Group Inc. f	2,300	159,735
CorVel Corp. (a)	2,703	136,637
Ennis Inc.	6,520	128,444
Heidrick & Struggles International Inc.	2,997	93,656
Herc Holdings Inc. (a)	1,310	85,084
Korn/Ferry International	5,276	272,189
RPX Corp.	12,933	138,254
Vectrus Inc. (a)	2,391	89,041
		1,103,040
Food — 0.6%
Ingredion Inc.	947	122,087
Healthcare-Products — 1.1%
Haemonetics Corp. (a)	3,071	224,674
Healthcare-Services — 0.6%
Nobilis Health Corp. (a) f	38,393	63,349
Psychemedics Corp.	3,275	67,727
		131,076
Pharmaceuticals — 3.8%
BioSpecifics Technologies Corp. (a)	2,139	94,843
Catalent Inc. (a)	5,012	205,793
Catalyst Pharmaceuticals Inc. (a)	29,574	70,682
Eagle Pharmaceuticals Inc. (a)	1,423	74,978
Enanta Pharmaceuticals Inc. (a)	1,536	124,278
Jazz Pharmaceuticals PLC (a) f	435	65,680
Taro Pharmaceutical Industries Ltd. (a)	1,174	115,921
VIVUS Inc. (a)	68,465	24,367
		776,542
Total Consumer, Non-cyclical (Cost $2,873,002)		3,285,641

Energy — 6.4%
Energy-Alternate Sources — 3.4%
Enviva Partners LP	11,450	313,730
Pattern Energy Group Inc.	9,785	169,182
Renewable Energy Group Inc. (a)	13,010	166,528
REX American Resources Corp. (a)	666	48,485
		697,925
Pipelines — 3.0%
Crestwood Equity Partners LP	18,000	460,800
Enterprise Products Partners LP	6,000	146,880
		607,680
Total Energy (Cost $1,294,967)		1,305,605

Financial — 20.1%
Banks — 7.4%
Central Pacific Financial Corp.	9,242	263,027
Century Bancorp Inc/MA	1,241	98,535
Financial Institutions Inc.	5,055	149,628
Independent Bank Corp.	7,761	177,727
Old Second Bancorp Inc.	10,413	144,741
QCR Holdings Inc.	1,053	47,227
Republic Bancorp Inc.	2,377	91,039
Sierra Bancorp	2,470	65,801
State Bank Financial Corp.	6,419	192,634
Synovus Financial Corp.	702	35,058
TriCo Bancshares	4,461	166,039
TrustCo Bank Corp.	10,086	85,227
		1,516,683
Diversified Financial Services — 4.0%
Aircastle Ltd. f	10,000	198,600
BrightSphere Investment Group PLC f	15,490	244,122
Enova International Inc. (a)	2,391	52,722
Lazard Ltd. f	5,792	304,428
Oppenheimer Holdings Inc.	790	20,342
		820,214
Insurance — 7.1%
American Equity Investment Life Holding Co.	9,151	268,673
Assured Guaranty Ltd. f	1,804	65,305
CNO Financial Group Inc.	7,000	151,690
Reinsurance Group of America Inc. Cl A	2,202	339,108
Tiptree, Inc.	9,783	62,122
Torchmark Corp.	3,123	262,863
Voya Financial Inc.	6,118	308,959
		1,458,720
Real Estate — 0.7%
FirstService Corp. f	2,000	146,360
Savings & Loans — 0.9%
Riverview Bancorp Inc.	11,573	108,092
United Community Financial Corp.	6,718	66,239
		174,331
Total Financial (Cost $3,549,097)		4,116,308

Industrial — 14.6%
Aerospace & Defense — 1.2%
Moog Inc. (a)	2,927	241,214
Building Materials — 2.2%
Armstrong Flooring Inc. (a)	4,568	61,988
Boise Cascade Co.	3,738	144,287
Owens Corning	3,036	244,094
		450,369
Electronics — 4.0%
CTS Corp.	4,552	123,814
Jabil Inc.	6,565	188,613
Kimball Electronics Inc. (a)	5,502	88,857
Orbotech Ltd. (a) f	2,870	178,457
Vishay Intertechnology Inc.	12,730	236,778
		816,519
Engineering & Construction — 0.5%
Argan Inc.	2,438	104,712
Machinery-Diversified — 0.7%
Alamo Group Inc.	813	89,349
Ichor Holdings Ltd. (a) f	2,619	63,406
		152,755
Metal Fabricate & Hardware — 0.6%
Global Brass & Copper Holdings Inc.	3,942	131,860
Miscellaneous Manufacturing — 1.9%
Core Molding Technologies Inc.	4,047	72,158
EnPro Industries Inc.	663	51,303
FreightCar America Inc.	2,537	33,996
Trinseo SA f	3,151	233,331
		390,788
Transportation — 3.5%
ArcBest Corp.	2,449	78,490
Covenant Transportation Group Inc. (a)	2,562	76,425
Forward Air Corp.	2,761	145,946
Marten Transport Ltd.	8,436	192,341
Ryder System Inc.	2,969	216,114
		709,316
Total Industrial (Cost $2,692,147)		2,997,533

Technology — 5.8%
Computers — 1.4%
Dell Technologies Inc. Cl V (a)	2,000	146,420
ExlService Holdings Inc. (a)	497	27,717
Finjan Holdings Inc. (a)	32,239	104,777
		278,914
Semiconductors — 3.5%
Amkor Technology Inc. (a)	12,960	131,285
Cohu Inc.	1,023	23,335
Diodes Inc. (a)	5,982	182,212
inTEST Corp. (a)	8,695	57,822
Kulicke & Soffa Industries Inc. (a)	5,260	131,553
Nova Measuring Instruments Ltd. (a) f	2,335	63,348
Photronics Inc. (a)	16,258	134,128
		723,683
Software — 0.9%
Pointer Telocation Ltd. (a) f	4,386	64,035
QAD Inc.	2,975	123,909
		187,944
Total Technology (Cost $1,043,332)		1,190,541

Utilities — 0.9%
Electric — 0.9%
NRG Yield Inc. Cl C	11,475	195,075
Total Utilities (Cost $222,468)		195,075
Total Common Stocks
(Cost $14,952,845)		16,322,167

Closed-End Mutual Fund — 1.6%
FS Investment Corp.	45,000	326,250
Total Closed-End Mutual Fund
(Cost $343,179)		326,250

Real Estate Investment Trusts — 12.5%
Apple Hospitality REIT Inc.	10,000	175,700
DiamondRock Hospitality Co.	23,568	246,050
Independence Realty Trust Inc.	75,000	688,500
Ryman Hospitality Properties Inc.	1,222	94,644
Starwood Property Trust Inc.	37,000	775,150
WP Carey Inc.	5,000	309,950
Xenia Hotels & Resorts Inc.	14,171	279,452
		2,569,446
Total Real Estate Investment Trusts
(Cost $2,583,905)		2,569,446
Total Long-Term Investments
(Cost $17,879,929)		19,217,863

Short-Term Investments — 6.6%
Money Market Fund — 6.6%
First American Government Obligations Fund , Cl X, 1.55% †	1,359,131	1,359,131
Total Short-Term Investments
(Cost $1,359,131)		1,359,131
Total Investments
(Cost $19,239,060) — 100.3%		20,576,994
Liabilities in Excess of Other Assets, Net (0.3)%		(56,387)
Total Net Assets — 100.0%		$20,520,607

(a)	Non-income producing security.
f	Foreign issued security.
†	The rate quoted is the annualized 7 day yield as of March 31, 2018.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2018 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 94.9%
Common Stocks — 91.9%

Basic Materials — 2.6%
Chemicals — 2.6%
Albemarle Corp.	2,069	$191,879
Balchem Corp.	2,274	185,899
FMC Corp.	2,710	207,505
Hawkins Inc.	6,579	231,252
Innospec Inc.	3,472	238,179
International Flavors & Fragrances Inc.	1,621	221,931
KMG Chemicals Inc.	3,945	236,503
The Sherwin-Williams Co.	409	160,377
		1,673,525
Total Basic Materials (Cost $1,777,211)		1,673,525

Communications — 14.0%
Internet — 9.8%
Alibaba Group Holding Ltd. - ADR (a)f	1,115	204,647
Alphabet Inc. Cl A (a)	897	930,315
Alphabet Inc. Cl C (a)	903	931,706
Amazon.com Inc. (a)	1,100	1,592,074
Booking Holdings Inc. (a)	166	345,345
Facebook Inc. Cl A (a)	7,750	1,238,372
Netflix Inc. (a)	1,125	332,269
The Trade Desk Inc. (a)	16,000	793,920
		6,368,648
Media — 1.7%
Charter Communications Inc. (a)	1,014	315,577
Comcast Corp.	15,407	526,457
Time Warner Inc.	2,467	233,329
		1,075,363
Telecommunications — 2.5%
AT&T Inc.	13,605	485,018
Cisco Systems Inc.	8,125	348,481
LogMeIn Inc.	2,115	244,388
Verizon Communications Inc.	11,586	554,043
		1,631,930
Total Communications (Cost $8,347,751)		9,075,941

Consumer, Cyclical — 10.8%
Airlines — 0.7%
AMR Corp. Escrow (a)*^	211,235	426,695
Apparel — 0.4%
adidas AG - ADR f	2,000	243,540
Auto Manufacturers — 1.0%
Blue Bird Corp. (a)	11,278	267,289
General Motors Co.	5,498	199,797
REV Group Inc.	8,610	178,744
		645,830
Auto Parts & Equipment — 2.1%
Aptiv PLC f	2,886	245,224
BorgWarner Inc.	5,605	281,539
Gentherm Inc. (a)	9,639	327,244
Motorcar Parts of America Inc. (a)	12,303	263,653
Tenneco Inc.	4,052	222,333
		1,339,993
Distribution & Wholesale — 0.4%
LKQ Corp. (a)	7,393	280,564
Entertainment — 0.5%
Vail Resorts Inc.	1,565	346,961
Home Builders — 1.4%
KB Home	7,639	217,330
Lennar Corp.	3,891	229,335
NVR Inc. (a)	80	224,000
PulteGroup Inc.	7,913	233,354
		904,019
Lodging — 0.4%
Marriott International Inc.	2,134	290,181
Retail — 3.9%
Dollar General Corp.	2,428	227,139
Dollar Tree Inc. (a)	3,149	298,840
The Home Depot Inc.	3,584	638,812
Lowe's Cos Inc.	2,699	236,837
Ross Stores Inc.	3,412	266,068
Starbucks Corp.	5,957	344,851
The TJX Cos. Inc.	3,050	248,758
Walgreens Boots Alliance Inc.	3,855	252,387
		2,513,692
Total Consumer, Cyclical (Cost $6,833,981)		6,991,475

Consumer, Non-cyclical — 14.0%
Beverages — 0.3%
Farmer Brothers Co. (a)	6,598	199,260
Biotechnology — 3.1%
Alexion Pharmaceuticals Inc. (a)	1,886	210,213
Amgen Inc.	2,641	450,238
Biogen Inc. (a)	688	188,388
Celgene Corp. (a)	2,884	257,282
Illumina Inc. (a)	985	232,874
Incyte Corp. (a)	2,488	207,325
Regeneron Pharmaceuticals Inc. (a)	635	218,669
Vertex Pharmaceuticals Inc. (a)	1,432	233,387
		1,998,376
Commercial Services — 0.9%
Cintas Corp.	1,068	182,179
IHS Markit Ltd. (a)f	3,648	175,980
PayPal Holdings Inc. (a)	3,243	246,046
		604,205
Food — 0.9%
Blue Buffalo Pet Products Inc. (a)	4,500	179,145
Lamb Weston Holdings Inc.	2,995	174,369
Sprouts Farmers Market Inc. (a)	10,073	236,413
		589,927
Healthcare-Products — 5.3%
Align Technology Inc. (a)	934	234,556
Becton Dickinson and Co.	995	215,617
Boston Scientific Corp. (a)	8,316	227,193
The Cooper Cos. Inc.	960	219,658
DENTSPLY SIRONA Inc.	3,794	190,876
Edwards Lifesciences Corp. (a)	1,716	239,416
Henry Schein Inc. (a)	3,016	202,705
Hologic Inc. (a)	5,723	213,811
IDEXX Laboratories Inc. (a)	1,244	238,089
Intuitive Surgical Inc. (a)	546	225,405
Medtronic PLC f	4,522	362,755
Patterson Cos Inc.	6,614	147,029
Thermo Fisher Scientific Inc.	1,452	299,780
Stryker Corp.	1,417	228,024
Zimmer Biomet Holdings Inc.	1,869	203,796
		3,448,710
Healthcare-Services — 1.3%
Envision Healthcare Corp. (a)	5,934	228,043
HCA Holdings Inc.	2,215	214,855
IQVIA Holdings Inc. (a)	2,207	216,529
Laboratory Corp of America Holdings (a)	1,292	208,981
		868,408
Pharmaceuticals — 2.2%
AbbVie Inc.	4,421	418,448
Allergan PLC f	1,015	170,814
Bristol-Myers Squibb Co.	4,596	290,697
Perrigo Co PLC f	2,552	212,684
Pfizer Inc.	8,566	304,007
		1,396,650
Total Consumer, Non-cyclical (Cost $9,022,561)		9,105,536

Energy — 4.0%
Energy-Alternate Sources — 3.5%
Enviva Partners LP	5,667	155,276
NextEra Energy Partners LP	8,372	334,796
Pattern Energy Group Inc.	21,256	367,516
Plug Power Inc. (a)	113,424	214,372
SolarEdge Technologies Inc. (a)	6,693	352,052
TerraForm Power Inc.	29,559	317,168
TPI Composites Inc. (a)	12,495	280,513
Vivint Solar Inc. (a)	54,979	200,673
Vestas Wind Systems A/S - ADR f	2,782	66,573
		2,288,939
Pipelines — 0.5%
ONEOK Inc.	5,833	332,014
Total Energy (Cost $2,429,564)		2,620,953

Financial — 18.2%
Banks — 12.1%
Bank of America Corp.	34,980	1,049,050
Bank of Hawaii Corp.	1,688	140,273
BB&T Corp.	2,614	136,033
BOK Financial Corp.	1,477	146,208
Camden National Corp.	3,271	145,559
Central Pacific Financial Corp.	4,826	137,348
Chemical Financial Corp.	2,513	137,411
Citigroup Inc.	7,501	506,317
Citizens Financial Group Inc.	3,152	132,321
Comerica Inc.	1,485	142,456
Commerce Bancshares Inc.	2,423	145,162
Fifth Third Bancorp	4,296	136,398
First Busey Corp.	4,681	139,119
First Hawaiian Inc.	4,975	138,454
First Interstate BancSystem Inc.	3,472	137,318
First Midwest Bancorp Inc.	5,676	139,573
HomeStreet Inc. (a)	4,896	140,270
JPMorgan Chase & Co.	9,742	1,071,328
KeyCorp	6,729	131,552
Lakeland Bancorp Inc.	7,105	141,034
M&T Bank Corp.	750	138,270
MB Financial Inc.	3,427	138,725
Mercantile Bank Corp.	4,108	136,591
Morgan Stanley	6,174	333,149
Nicolet Bankshares Inc. (a)	2,584	142,301
Old National Bancorp	8,055	136,129
PNC Financial Services Group Inc.	910	137,628
Seacoast Banking Corp. of Florida (a)	5,646	149,450
Southside Bancshares Inc.	4,071	141,427
State Street Corp.	1,361	135,733
TCF Financial Corp.	6,492	148,083
Tompkins Financial Corp.	1,749	132,504
Towne Bank/Portsmouth VA	4,811	137,595
TriState Capital Holdings Inc. (a)	6,090	141,592
Triumph Bancorp Inc. (a)	3,603	148,444
Trustmark Corp.	4,478	139,534
UMB Financial Corp.	1,873	135,586
US Bancorp	2,567	129,634
WesBanco Inc.	3,335	141,071
		7,836,630
Diversified Financial Services — 2.7%
BlackRock Inc.	264	143,014
The Charles Schwab Corp.	2,720	142,038
CME Group Inc.	865	139,905
Intercontinental Exchange Inc.	2,020	146,491
Mastercard Inc. Cl A	3,138	549,652
Raymond James Financial Inc.	371	33,171
Visa Inc. Cl A	4,956	592,837
		1,747,108
Insurance — 2.1%
Berkshire Hathaway Inc. Cl B (a)	5,639	1,124,868
Chubb Ltd. f	958	131,025
Prudential Financial Inc.	1,285	133,062
		1,388,955
Real Estate — 0.6%
Community Healthcare Trust Inc.	15,144	389,806
Savings & Loans — 0.7%
Beneficial Bancorp Inc.	9,026	140,354
OceanFirst Financial Corp.	5,310	142,043
Provident Financial Services Inc.	5,476	140,131
		422,528
Total Financial (Cost $10,210,581)		11,785,027

Industrial — 10.5%
Building Materials — 3.1%
Apogee Enterprises Inc.	5,433	235,520
Forterra Inc. (a)	31,762	264,260
Johnson Controls International PLC f	6,172	217,501
Lennox International Inc.	981	200,487
Owens Corning	2,710	217,884
PGT Innovations Inc. (a)	13,108	244,464
Ply Gem Holdings Inc. (a)	9,079	196,106
Quanex Building Products Corp.	10,699	186,163
Trex Co. Inc. (a)	2,097	228,091
		1,990,476
Electrical Components & Equipment — 1.0%
Acuity Brands Inc.	1,315	183,035
Advanced Energy Industries Inc. (a)	3,544	226,462
Canadian Solar Inc. (a) f	12,761	207,621
		617,118
Electronics — 2.0%
Agilent Technologies Inc.	2,410	161,229
Badger Meter Inc.	3,548	167,288
Control4 Corp. (a)	9,371	201,289
ESCO Technologies Inc.	2,665	156,036
II-VI Inc. (a)	5,278	215,870
PerkinElmer Inc.	2,922	221,254
Woodward Inc.	2,312	165,678
		1,288,644
Engineering & Construction — 0.6%
Argan Inc.	4,208	180,734
Comfort Systems U.S.A. Inc.	5,702	235,207
		415,941
Environmental Control — 1.0%
Energy Recovery Inc. (a)	23,036	189,356
Hudson Technologies Inc. (a)	40,089	198,040
US Ecology Inc.	4,727	251,949
		639,345
Hand & Machine Tools — 0.2%
Franklin Electric Co Inc.	3,867	157,580
Machinery-Construction & Mining — 0.3%
Hyster Yale Materials Handling Inc.	2,519	176,154
Machinery-Diversified — 1.5%
Columbus McKinnon Corp.	4,703	168,556
Cummins Inc.	1,393	225,791
IDEX Corp.	1,492	212,625
Wabtec Corp.	2,291	186,487
Xylem Inc.	2,293	176,378
		969,837
Miscellaneous Manufacturing — 0.8%
AO Smith Corp.	2,661	169,213
Donaldson Co Inc.	3,517	158,441
Federal Signal Corp.	8,699	191,552
		519,206
Total Industrial (Cost $6,672,383)		6,774,301

Technology — 15.3%
Computers — 5.2%
Apple Inc.	15,740	2,640,857
Dell Technologies Inc. Cl V (a)	10,500	768,705
		3,409,562
Semiconductors — 3.9%
Analog Devices Inc.	2,327	212,060
Applied Materials Inc.	3,332	185,293
Broadcom Ltd. f	1,350	318,127
Intel Corp.	13,000	677,040
KLA-Tencor Corp.	1,651	179,976
Lam Research Corp.	1,144	232,415
NVIDIA Corp.	1,870	433,073
Skyworks Solutions Inc.	951	95,347
Veeco Instruments Inc. (a)	11,360	193,120
		2,526,451
Software — 6.2%
Adobe Systems Inc. (a)	1,717	371,009
Cerner Corp. (a)	3,484	202,072
Electronic Arts Inc. (a)	1,619	196,288
Microsoft Corp.	21,910	1,999,726
MINDBODY Inc. (a)	7,354	286,071
Oracle Corp.	9,180	419,985
Paychex Inc.	5,099	314,047
salesforce.com Inc. (a)	1,884	219,109
		4,008,307
Total Technology (Cost $8,044,204)		9,944,320

Utilities — 2.5%
Electric — 2.5%
8Point3 Energy Partners LP	13,442	163,320
Atlantica Yield PLC f	6,503	127,329
Brookfield Renewable Partners LP f	10,276	319,892
NextEra Energy Inc.	2,199	359,163
NRG Yield Inc. Cl A	2,609	42,892
NRG Yield Inc. Cl C	18,189	309,213
Ormat Technologies Inc.	5,116	288,440
		1,610,249
Total Utilities (Cost $1,674,203)		1,610,249
Total Common Stocks
(Cost $55,075,439)		59,581,327

Real Estate Investment Trusts — 3.0%
American Tower Corp.	1,211	176,007
Education Realty Trust Inc.	6,348	207,897
Equinix Inc.	765	319,877
Healthcare Realty Trust Inc.	5,826	161,438
Independence Realty Trust Inc.	50,000	459,000
Physicians Realty Trust	12,996	202,348
Ventas Inc.	3,922	194,257
Weyerhaeuser Co.	5,760	201,600
		1,922,424
Total Real Estate Investment Trusts
(Cost $1,961,146)		1,922,424
Total Long-Term Investments
(Cost $57,036,585)		61,503,751

Short-Term Investments — 5.5%

Money Market Fund— 5.5%
First American Government Obligations Fund, Cl X, 1.55% †	3,554,968	3,554,968
Total Short-Term Investments
(Cost $3,554,968)		3,554,968
Total Investments
(Cost $60,591,553) — 100.4%		65,058,719
Liabilities in Excess of Other Assets, Net (0.4)%		(243,364)
Total Net Assets — 100.0%		$64,815,355

(a)	Non-income producing security.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $426,695, representing 0.7% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $426,695, representing 0.7% of net assets and Level 3 securities.
†	The rate quoted is the annualized 7 day yield as of March 31, 2018.

Summary of Fair Value Exposure at March 31, 2018

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund's assets and liabilities:

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$9,022,266	$23,315	$29,449	$-	$9,075,030
Closed End Mutual Fund	2,221,200	-	-	-	2,221,200
Preferred Stocks	209,195	212,409	20,000	-	441,604
Real Estate Investment Trust	70,983	-	-	-	70,983
Structured Note	-	1,196,316	-	-	1,196,316
Warrants	22,040	-	-	-	22,040
Asset Backed Securities	-	200,813	-	-	200,813
Convertible Bond	-	556,779	-	-	556,779
Corporate Bonds	-	1,416,332	686,250	-	2,102,582
Escrow Notes	-	-	0	-	0
Mortgage Backed Securities	-	87,197	-	-	87,197
Municipal Bonds	-	375,353	252,587	-	627,940
Purchased Options	240,050	110,175	-	-	350,225
Bank Deposit Account	2,651,967	-	-	-	2,651,967
Private Investment Co. Purchased with Proceeds from Securities Lending	-	-	-	1,475,950	1,475,950
Total Investments in Securities	$14,437,701	$4,178,689	$988,286	$1,475,950	$21,080,626
Common Stocks sold short	$(1,906,709)	$-	$-	$-	$(1,906,709)
Written Options	(101,560)	(38,550)	-	-	(140,110)
Total Investments in Securities sold short	$(2,008,269)	$(38,550)	$-	$-	$(2,046,819)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,346,466	$-	$15,352	$1,361,818
Closed End Mutual Fund	43,500	-	-	43,500
Exchange Traded Funds	141,914	-	-	141,914
Preferred Stocks	151,877	-	-	151,877
Real Estate Investment Trusts	247,072	-	-	247,072
Corporate Bonds	-	218,256	-	218,256
Mortgage Backed Security	-	551	-	551
Short-Term Money Market Fund	401,432	-	-	401,432
Total Investments in Securities	$2,332,261	$218,807	$15,352	$2,566,420

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,109,682	$-	$-	$5,109,682
Closed End Mutual Fund	72,500	-	-	72,500
Real Estate Investment Trusts	515,206	-	-	515,206
Short-Term Money Market Fund	116,634	-	-	116,634
Total Investments in Securities	$5,814,022	$-	$-	$5,814,022

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$16,322,167	$-	$-	$16,322,167
Closed End Mutual Fund	326,250	-	-	326,250
Real Estate Investment Trusts	2,569,446	-	-	2,569,446
Short-Term Money Market Fund	1,359,131	-	-	1,359,131
Total Investments in Securities	$20,576,994	$-	$-	$20,576,994

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,154,632	$-	$426,695	$59,581,327
Real Estate Investment Trusts	1,922,424	-	-	1,922,424
Short-Term Money Market Fund	3,554,968	-	-	3,554,968
Total Investments in Securities	$64,632,024	$-	$426,695	$65,058,719

Refer to the Fund's Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2017	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2018
Common Stocks	$1,295,681	$-	$(1,180,898)	$445,898	$(532,123)	$-	891	$29,449
Preferred Stocks	653,000	-	(613,000)	-	(20,000)	-	-	20,000
Corporate Bonds	445,000	-	-	-	241,250	-	-	686,250
Escrow Notes	0	-	(2,202)	-	2,202	-	-	0
Municipal Bonds	0	162,853	-	-	89,734	-	-	252,587
	$2,393,681	$162,853	$(1,796,100)	$445,898	$(218,937)	$-	$891	$988,286
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2018								$297,167

QUAKER GLOBAL TACTICAL ALLOCATION FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2017	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2018
Common Stocks	$14,364	$-	$-	$-	$988	$-	$-	$15,352
	$14,364	$-	$-	$-	$988	$-	$-	$15,352
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2018								$988

QUAKER STRATEGIC GROWTH FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2017	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2018
Common Stocks	$399,234	$-	$-	$-	$27,461	$-	$-	$426,695
	$399,234	$-	$-	$-	$27,461	$-	$-	$426,695
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2018								$27,461

Transfers are recognized at the end of the reporting period.

There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of March 31, 2018, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 3	$891	Due to a decrease of market activity.
Transfers out of Level 1 into Level 2	$12,033	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$88,905	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2018:

QUAKER EVENT ARBITRAGE FUND

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	March 31, 2018	Technique	Input	Values	Impact on Valuation*
Common Stocks
Agriculture	891	Market approach	Last traded price	€0.03	Increase
Auto Parts & Equipment	$15,000	Market approach	Last traded price of pre-conversion bonds	$2.53	Increase
Computers	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase
Escrow Shares	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase
Healthcare-Products	$13,558	Market approach	Liquidity discount	-21.00%	Decrease
Holding Companies	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase
Mining	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase
Real Estate	$0	Profitability expected return method	Uncertainty of any additional future payout	$-	Increase

Preferred stock
Insurance	$20,000	Vendor pricing	Single broker quote	$2,000.00	Increase

Corporate Bonds
Auto Parts & Equipment	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase
Diversified Financial Services	$6,250	Vendor pricing	Single broker quote	$0.125	Increase
Diversified Financial Services	$680,000	Vendor pricing	Single broker quote	$68.00	Increase
Venture Capital	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Escrow Notes	$0	Profitibility expected return method	Uncertainty of any additional future payout	$-	Increase

Municipal Bonds	$252,587	Market approach	Trading price of comparable securities of the same issuer	$41.75	Increase

€ Euro

QUAKER GLOBAL TACTICAL ALLOCATION FUND

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	March 31, 2018	Technique	Input	Values	Impact on Valuation*
Common Stocks
Airlines	$15,352	Market approach	Projected final distribution	$2.02	Decrease

QUAKER STRATEGIC GROWTH FUND

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	March 31, 2018	Technique	Input	Values	Impact on Valuation*
Common Stocks
Airlines	$426,695	Market approach	Projected final distribution	$2.02	Decrease

* An impact to Valuation from a decrease in input would produce the opposite effect of an increase.

Disclosures about Derivative Instruments and Hedging Activities.

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at March 31, 2018 was as follows:

Quaker Event Arbitrage Fund
Derivatives	Asset Derivatives (1)	Liability Derivatives (2)
Equity Contracts:
Purchased Option	$350,225	$-
Written Option	-	140,110
Total	$350,225	$140,110

(1) Schedule of Investments.
(2) Schedule of Written Option Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date   May 21, 2018

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date   May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date   May 21, 2018

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date   May 21, 2018

* Print the name and title of each signing officer under his or her signature.